Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
The Company incurred share-based compensation expenses of $187 million, $148 million, and $173 million during the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the additional paid-in capital related to the share proceeds, including withholding tax, amounted to $1 million and $46 million, respectively. The Company incurred $2 million, $21 million and $10 million of payroll taxes associated with the share-based compensation expense for the years ended December 31, 2024, 2023 and 2022, respectively.
As of December 31, 2024 and 2023, the Company has 3.6 million shares and 3.5 million shares respectively, available for future grant under the 2018 Share Incentive Plan (as described below).
As of December 31, 2024 and 2023, the Company has 14.7 million shares and 17.0 million shares respectively, available for future grant under the 2021 Equity Compensation Plan.
RSUs
In 2024 and 2023, the Company granted RSUs under the 2021 Equity Compensation Plan. The RSUs have a time-based vesting requirement, which provides that the RSUs will generally vest in three annual installments, with 33.33% vesting on each one-year anniversary of the vesting commencement date subject to the employee’s continued employment with the Company.

	Number of RSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2022	3.2	$54.39
Granted	2.4	$62.94
Forfeited	(0.4)	$55.35
Vested	(1.1)	$55.28
Outstanding as of December 31, 2023	4.1	$58.87
Granted	3.5	$52.37
Forfeited	(0.3)	$54.64
Vested	(2.2)	$56.82
Outstanding as of December 31, 2024	5.1	$55.57
As of December 31, 2024, 2023 and 2022, there was $115 million, $107 million and $88 million, respectively, of total unrecognized compensation cost related to outstanding RSUs.
PSUs
In 2024 and 2023, the Company granted performance stock units (“PSUs”) under the 2021 Equity Compensation Plan to certain senior level employees. Each PSU represents a contingent right to receive shares of the Company’s stock if the Company meets certain performance measures over the requisite performance period. The PSU awards entitle recipients to receive, upon vesting, a number of shares that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions over a three year performance period.

	Number of PSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2022	0.5	$70.91
Granted	0.9	$69.73
Forfeited	(0.2)	$69.90
Outstanding as of December 31, 2023	1.2	$69.96
Granted	0.8	$53.50
Forfeited	—	$69.88
Vested	(0.2)	$70.23
Outstanding as of December 31, 2024	1.8	$62.46
The Company uses the Monte Carlo simulation model to estimate the fair value of the PSUs at the date of grant. The equity volatility was determined based on the historical volatility of comparable publicly traded companies over a look-back period of 2.84 years in both 2024 and 2023, commensurate with the remaining term of the PSUs. The risk-free interest rate is based on the United States Treasury with a remaining term equivalent to the remaining performance measurement period. Dividends are not paid on the Company’s stock.
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

	December 31, 2024	December 31, 2023
Expected volatility	49.10%	50.93%
Risk-free interest rate	4.48%	4.60%
Compensation expense is recognized for the PSU awards based on a graded attribution basis over the vesting period. As of December 31, 2024 and 2023, there was $36 million and $22 million, respectively, of total unrecognized compensation expense related to the PSUs.
Share Options
In 2017, the Company approved the Share Incentive Plan, which was intended to attract and retain talented employees and align shareholder and employee interests. Share options under the Share Incentive Plan vested over a five-year period.
In 2019, the Company offered to exchange the share options under the Share Incentive Plan with new share options under the “2018 Share Incentive Plan,” under which the Company may grant up to 25 million options to purchase shares in the Company with an exercise price of $10.00 per share. The options vest based on service over four or five years, depending on the timing of the grant, and contingent upon a liquidity event (change in control or IPO) with the earliest vesting date on the one-year anniversary of a liquidity event. On April 19, 2019, the Company issued the share options subject to the tender offer. The exchange of 2017 plan options into 2018 plan options resulted in a total incremental fair value of $64 million, of which $39 million was recognized in the second quarter of 2021 when an IPO became probable. The remainder was attributed prospectively. In the fourth quarter of 2021, the Company modified the earliest vesting date from one year post-anniversary of a liquidity event to six-months post-anniversary of a liquidity event, and shortened the contractual term for options held by US taxpayers to be the calendar year end after or within the year of vest. The options that remain outstanding at expiration will be auto-exercised through the broker.
The share options are effective for a term of 10 years from the grant date. Because the vesting and exercisability of these share options were dependent on a qualified liquidity event, the Company had to assess the probability of such an event in order to determine the expenses related to the share-based payments for the period. On June 30, 2021, the Company deemed an IPO to be probable under IFRS.
Upon the tender offer, the Company measured the pre-modification value of the old share options and compared that to the fair value of the new share options using the Black-Scholes option pricing model. The equity volatility was determined based on the historical volatilities of comparable publicly traded companies over a period equal to the expected average share-based payments life. The risk-free rate of interest was interpolated from the U.S. Constant Maturity Treasury rate curve to reflect the remaining expected life of share options. The fair value of the ordinary shares underlying the share options has historically been determined by the Company’s Board of Directors. Because there had been no public market for the ordinary shares, the Board of Directors determined the fair value of the ordinary shares at the time of grant of the option by contemporaneous valuations performed by unrelated third-party valuation firms as well as a number of objective and subjective factors including valuation of comparable companies, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors.
The Company did not grant any share options in 2024 or 2023.
The following table shows a summary of the share option’s activity for the years ended December 31, 2024 and 2023.

	Number of Share options (in millions)	Weighted average exercise price per Share
Outstanding as of December 31, 2022	6.3	$10.02
Exercised	(4.5)	$10.02
Forfeited	(0.2)	$10.00
Outstanding as of December 31, 2023	1.6	$10.02
Exercised	(1.1)	$10.02
Outstanding as of December 31, 2024	0.5	$10.04
Exercisable balance as of December 31, 2024	0.5	$10.04
The following summarizes information about employees’ share options outstanding as of December 31, 2024:

Outstanding
Range of exercise prices	Number Outstanding (in millions)	Weighted average remaining contractual life (in years)
$10.04	0.5	3.89

The weighted average remaining contractual life is calculated based on the 10-year contract terms of the options and the weighted average exercise price is calculated using the exercise price of the outstanding options, which pertain to the 2018 Share Incentive Plan.
As of December 31, 2024, 2023 and 2022, there was $0, $1 million and $7 million, respectively, of total unrecognized compensation cost related to outstanding share options.
ESPP
In connection with, and prior to the consummation of the Company's initial public offering in 2021, the Company's Board of Directors adopted the GLOBALFOUNDRIES Inc. 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP is administered by the Company's Board of Directors or, as applicable, its delegate (the “ESPP Administrator”).
The ESPP provides eligible employees with an opportunity to purchase ordinary shares through payroll deduction of up to 10% of their eligible compensation. A participant may purchase a maximum of 2,500 ordinary shares during a purchase period. Amounts deducted and accumulated by the participant are used to purchase ordinary shares at the end of each six-month purchase period. Participants in the ESPP receive a one-time grant of 50 RSUs upon enrollment in the ESPP. The Company matches 20% of each employee’s contributions on an after-tax basis.
Subject to certain equitable adjustments in connection with certain events affecting the outstanding ordinary shares reserved for issuance as awards, the maximum aggregate number of ordinary shares that may be issued or transferred under the ESPP with respect to awards is 7.5 million ordinary shares; provided that the share reserve under the ESPP will, unless otherwise determined by the Board of Directors, automatically increase on January 1 of each year for 8 years commencing on January 1, 2023 and ending on (and including) January 1, 2031 in an amount equal to 0.25% of the total number of ordinary shares outstanding on December 31 of the preceding year. In no event will the number of ordinary shares that may be issued or transferred pursuant to rights granted under the ESPP exceed 18.8 million, in the aggregate, subject to the adjustments described above.
As of December 31, 2024, of the Company has issued 0.7 million shares under this plan reflecting employees’ contributions and the 20% Company match.